DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Details) (USD $)	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Derivative instruments and hedging activities
Estimated unrealized net gains from cash flow hedges which are expected to be reclassified into earnings in the next twelve months	$ 2,000,000
Forward starting swap
Derivative instruments and hedging activities
Notional Principal outstanding derivative instruments	58,415,000
Instruments designated as accounting hedges: | Foreign currency forwards
Derivative instruments and hedging activities
Notional Principal outstanding derivative instruments	382,500,000	290,400,000	232,500,000	148,300,000
Instruments designated as accounting hedges: | Forward starting swap
Derivative instruments and hedging activities
Notional Principal outstanding derivative instruments	58,415,000
Instruments not designated as accounting hedges: | Foreign currency forwards
Derivative instruments and hedging activities
Notional Principal outstanding derivative instruments	$ 5,945,000	$ 3,644,000	$ 7,794,000	$ 8,148,000